UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     HHR Asset Management LLC
Address:  4 Connell Drive, 5th Fl.
          Berkeley Heights, N. J. 07922

13 File Number: 28-01008

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph C. Robillard
Title:
Phone:
Signature, Place and Date of Signing:

    Joseph C. Robillard  July 28, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    756316

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AKAMAI TECHNOLOGIES INC COM ST COMMON STOCK     00971T101    39729  2071400 SH       OTHER                     0  2071400        0
D AMAZON COM INC  COM STK        COMMON STOCK     023135106    42131   503600 SH       OTHER                     0   503600        0
D AMERICAN TOWER                 COMMON STOCK     029912201    41834  1326800 SH       OTHER                     0  1326800        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102    40338  2162901 SH       OTHER                     0  2162901        0
D COGNIZANT TECHNOLOGY  SOLUTION COMMON STOCK     192446102    43201  1618000 SH       OTHER                     0  1618000        0
D COMCAST CORP CL A COM STK      COMMON STOCK     20030N101    41714  2884800 SH       OTHER                     0  2884800        0
D COPART INC  COM STK            COMMON STOCK     217204106    22542   650200 SH       OTHER                     0   650200        0
D DICK'S SPORTING GOODS COM      COMMON STOCK     253393102    36806  2139900 SH       OTHER                     0  2139900        0
D FTI CONSULTING INC  COM STK    COMMON STOCK     302941109     7567   149200 SH       OTHER                     0   149200        0
D GENZYME CORP  COM STK          COMMON STOCK     372917104    26076   468400 SH       OTHER                     0   468400        0
D HITTITE MICROWAVE CORP COM     COMMON STOCK     43365Y104    11773   338800 SH       OTHER                     0   338800        0
D INTERCONTINENTAL EXCHANGE      COMMON STOCK     45865V100    20369   178300 SH       OTHER                     0   178300        0
D LULULEMON ATHLETICA INC        COMMON STOCK     550021109    12127   930700 SH       OTHER                     0   930700        0
D MEAD JOHNSON NUTRITI ON CO COM COMMON STOCK     582839106    12228   384900 SH       OTHER                     0   384900        0
D MERCADOLIBRE INC               COMMON STOCK     58733R102     5247   195200 SH       OTHER                     0   195200        0
D MICROSOFT CORP  COM STK        COMMON STOCK     594918104    44141  1857000 SH       OTHER                     0  1857000        0
D MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100     9398   336600 SH       OTHER                     0   336600        0
D MONSANTO CO (NEW)  COM STK     COMMON STOCK     61166W101    38397   516500 SH       OTHER                     0   516500        0
D OCEANEERING INTL INC  COM STK  COMMON STOCK     675232102    20019   442900 SH       OTHER                     0   442900        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103    44658   988000 SH       OTHER                     0   988000        0
D SALESFORCE COM INC  COM STK    COMMON STOCK     79466L302    40075  1049900 SH       OTHER                     0  1049900        0
D SCHWAB CHARLES CORP NEW COM ST COMMON STOCK     808513105    41219  2350000 SH       OTHER                     0  2350000        0
D TECHNE CORP  COM STK           COMMON STOCK     878377100    12175   190800 SH       OTHER                     0   190800        0
D TEVA PHARM                     ADRS STOCKS      881624209    45309   918300 SH       OTHER                     0   918300        0
D ULTA SALON COSMETICS  & FRAGRA COMMON STOCK     90384S303     6424   577700 SH       OTHER                     0   577700        0
D UNDER ARMOUR INC CL A COM STK  COMMON STOCK     904311107    10362   463000 SH       OTHER                     0   463000        0
D WAL-MART STORES INC  COM STK   COMMON STOCK     931142103    40457   835200 SH       OTHER                     0   835200        0
S REPORT SUMMARY                 27 DATA RECORDS              756316        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED